Derivatives And Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Positions And Respective Fair Values
The following tables as of January 31, 2012 and 2011 summarize the Company’s derivative positions and their respective fair value:

	January 31, 2012
Type of Derivative	Notional Amount	Balance Sheet Classification	Fair Value
	(In thousands)
Assets
Derivatives designated as hedging instruments
Short-term foreign currency forward	62,719	Prepaid expenses and other current assets	$978
Total assets			$978
Liabilities
Derivatives not designated as hedging instruments
Short-term foreign currency forward	14,510	Other current liabilities	$303
Derivatives designated as hedging instruments
Short-term foreign currency forward	16,907	Other current liabilities	227
Total liabilities			$530

	January 31, 2011
Type of Derivative	Notional Amount	Balance Sheet Classification	Fair Value
		(In thousands)
Assets
Derivatives designated as hedging instruments
Short-term foreign currency forward	$4,895	Prepaid expenses and other current assets	$88
Total assets			$88
Liabilities
Derivatives not designated as hedging instruments
Short-term foreign currency forward	24,904	Other current liabilities	$1,490
Derivatives designated as hedging instruments
Short-term foreign currency forward	21,250	Other current liabilities	396
Total liabilities			$1,886

Schedule Of Classification Of Gains And Losses On Derivative Instruments

The following tables summarize the Company’s classification of gains and losses on derivative instruments for the fiscal years ended January 31, 2012, 2011, and 2010:

	Fiscal Year Ended January 31, 2012
	Gain (Loss)
Type of Derivative	Recognized in Other Comprehensive Income (Loss)	Reclassified from Accumulated Other Comprehensive Income (Loss) into Statement of Operations (1)	Recognized in Other Income (Expense), Net
	(In thousands)
Derivatives not designated as hedging instruments
Foreign currency forward	$—	$—	$(896)
Derivatives designated as hedging instruments
Foreign currency forward	160	(373)	—
Total	$160	$(373)	$(896)

	Fiscal Year Ended January 31, 2011
	Gain (Loss)
Type of Derivative	Recognized in Other Comprehensive Income (Loss)	Reclassified from Accumulated Other Comprehensive Income (Loss) into Statement of Operations (1)	Recognized in Other Income (Expense), Net
	(In thousands)
Derivatives not designated as hedging instruments
Foreign currency forward	$—	$—	$(2,761)
Interest rate swap	—	—	(3,102)
Derivatives designated as hedging instruments
Foreign currency forward	714	925	—
Total	$714	$925	$(5,863)

	Fiscal Year Ended January 31, 2010
	Gain (Loss)
Type of Derivative	Recognized in Other Comprehensive Income (Loss)	Reclassified from Accumulated Other Comprehensive Income (Loss) into Statement of Operations (1)	Recognized in Other Income (Expense), Net
	(In thousands)
Derivatives not designated as hedging instruments
Foreign currency forward	$—	$—	$(1,118)
Interest rate swap	—	—	(13,591)
Derivatives designated as hedging instruments
Foreign currency forward	3,045	3,042	—
Total	$3,045	$3,042	$(14,709)

(1)	Amounts reclassified from accumulated other comprehensive income (loss) into the statement of operations are classified as operating expenses.

Schedule Of Other Comprehensive Income Related To Cash Flow Hedges
The components of other comprehensive income (loss), including discontinued operations, related to cash flow hedges are as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Accumulated OCI related to cash flow hedges, beginning of year	$748	$785	$(3,028)
Unrealized gains on cash flow hedges	2,444	2,412	9,470
Reclassification adjustment for gains included in net loss	(2,016)	(2,677)	(5,655)
Changes in accumulated OCI on cash flow hedges, before tax	428	(265)	3,815
Other comprehensive (income) loss attributable to noncontrolling interest	(514)	169	(2)
Deferred income tax (provision) benefit	(148)	59	—
Changes in accumulated OCI on cash flow hedges, net of tax	(234)	(37)	3,813
Accumulated OCI related to cash flow hedges, end of year	$514	$748	$785